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December 31, 1999

Farmers(R)
Variable
Universal Life I
Annual
Report.



Includes annual reports for:
Kemper Variable Series
Scudder Variable Life Investment Fund
Janus Aspen Series
PIMCO Variable Insurance Trust
Templeton Variable Life Investment Fund

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 FARMERS VARIABLE UNIVERSAL LIFE I is marketed exclusively by agents affiliated with Farmers Insurance Group;
             distributed by Investors Brokerage Services, Inc.; and
            underwritten by Kemper Investors Life Insurance Company,
                           Long Grove, IL 60049-0001

     Farmers Financial Services is not a separate entity and neither it nor Farmers is engaged in the business of providing investment advice and is not registered as an investment adviser or broker/dealer under the federal securities laws.